Transactions and Balances with Interested and Related Parties - Schedule of Related Party Transaction and Balances (Details) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other accounts payable	$ 46
Total	46
Interested and Related Parties [Member]
Payroll and related expenses	851
Directors fees and insurance	463	58
Subcontracted work and consulting	67	253
Total	$ 1,381	$ 311